Columbia Variable Portfolio – Core Equity Fund
Third Quarter Report
September 30, 2024 (Unaudited)
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 9.1%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	17,656	388,432
Interactive Media & Services 9.0%
Alphabet, Inc., Class A	66,070	10,957,710
Meta Platforms, Inc., Class A	15,919	9,112,672
Total		20,070,382
Total Communication Services		20,458,814
Consumer Discretionary 10.4%
Automobiles 0.7%
Tesla, Inc.(a)	6,127	1,603,007
Broadline Retail 3.8%
Amazon.com, Inc.(a)	45,063	8,396,589
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.	978	4,119,453
Household Durables 1.6%
Lennar Corp., Class A	7,953	1,491,029
PulteGroup, Inc.	15,072	2,163,284
Total		3,654,313
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp.(a)	8,574	1,367,124
Ralph Lauren Corp.	14,986	2,905,336
Tapestry, Inc.	27,981	1,314,547
Total		5,587,007
Total Consumer Discretionary		23,360,369
Consumer Staples 6.0%
Consumer Staples Distribution & Retail 0.6%
Target Corp.	8,181	1,275,091
Food Products 2.0%
Archer-Daniels-Midland Co.	53,250	3,181,155
Bunge Global SA	13,699	1,323,871
Total		4,505,026
Household Products 1.6%
Colgate-Palmolive Co.	33,878	3,516,875
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.8%
Altria Group, Inc.	79,193	4,042,011
Total Consumer Staples		13,339,003
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	2,058	303,082
Exxon Mobil Corp.	12,293	1,440,985
Marathon Petroleum Corp.	16,850	2,745,033
Valero Energy Corp.	18,494	2,497,245
Total		6,986,345
Total Energy		6,986,345
Financials 12.3%
Banks 3.8%
Bank of America Corp.	17,755	704,518
Citigroup, Inc.	67,914	4,251,417
JPMorgan Chase & Co.	10,704	2,257,046
Wells Fargo & Co.	21,921	1,238,317
Total		8,451,298
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	14,993	1,077,397
Cboe Global Markets, Inc.	1,445	296,037
CME Group, Inc.	11,000	2,427,150
State Street Corp.	20,900	1,849,023
Total		5,649,607
Consumer Finance 0.5%
Synchrony Financial	19,818	988,522
Financial Services 2.3%
Fiserv, Inc.(a)	24,121	4,333,338
Visa, Inc., Class A	3,280	901,836
Total		5,235,174
Insurance 3.2%
Marsh & McLennan Companies, Inc.	18,069	4,031,013
Prudential Financial, Inc.	16,508	1,999,119
Willis Towers Watson PLC	3,931	1,157,797
Total		7,187,929
Total Financials		27,512,530

Columbia Variable Portfolio – Core Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.4%
Biotechnology 2.5%
AbbVie, Inc.	10,792	2,131,204
Amgen, Inc.	1,221	393,418
BioMarin Pharmaceutical, Inc.(a)	5,428	381,534
Regeneron Pharmaceuticals, Inc.(a)	1,169	1,228,900
Vertex Pharmaceuticals, Inc.(a)	2,906	1,351,523
Total		5,486,579
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	103,509	3,930,237
Hologic, Inc.(a)	36,929	3,008,236
Medtronic PLC	17,178	1,546,535
Total		8,485,008
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	16,067	1,775,725
Cigna Group (The)	9,017	3,123,849
Total		4,899,574
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	78,622	4,067,902
Johnson & Johnson	2,010	325,741
Viatris, Inc.	184,620	2,143,438
Total		6,537,081
Total Health Care		25,408,242
Industrials 8.7%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	3,186	1,862,408
Air Freight & Logistics 1.7%
FedEx Corp.	13,662	3,739,016
Building Products 1.6%
Masco Corp.	25,612	2,149,871
Trane Technologies PLC	3,772	1,466,290
Total		3,616,161
Ground Transportation 0.1%
CSX Corp.	8,682	299,789
Industrial Conglomerates 1.1%
3M Co.	17,235	2,356,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.6%
Caterpillar, Inc.	12,647	4,946,495
Snap-On, Inc.	2,705	783,665
Total		5,730,160
Professional Services 0.8%
Automatic Data Processing, Inc.	6,405	1,772,456
Total Industrials		19,376,015
Information Technology 30.3%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	11,045	4,239,292
Semiconductors & Semiconductor Equipment 10.2%
Applied Materials, Inc.	3,156	637,670
NVIDIA Corp.	136,212	16,541,585
Qorvo, Inc.(a)	11,320	1,169,356
QUALCOMM, Inc.	25,592	4,351,920
Total		22,700,531
Software 10.9%
Crowdstrike Holdings, Inc., Class A(a)	2,762	774,658
Fortinet, Inc.(a)	17,598	1,364,725
Microsoft Corp.	32,544	14,003,683
Palo Alto Networks, Inc.(a)	6,911	2,362,180
Salesforce, Inc.	17,699	4,844,393
ServiceNow, Inc.(a)	1,218	1,089,367
Total		24,439,006
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.(b)	60,810	14,168,730
NetApp, Inc.	17,621	2,176,370
Total		16,345,100
Total Information Technology		67,723,929
Materials 2.4%
Chemicals 1.2%
CF Industries Holdings, Inc.	30,673	2,631,743
Metals & Mining 1.2%
Steel Dynamics, Inc.	21,823	2,751,444
Total Materials		5,383,187
Columbia Variable Portfolio – Core Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.6%
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	69,044	1,215,174
Specialized REITs 2.0%
American Tower Corp.	13,009	3,025,373
SBA Communications Corp.	6,217	1,496,432
Total		4,521,805
Total Real Estate		5,736,979
Utilities 2.1%
Electric Utilities 2.1%
Entergy Corp.	24,994	3,289,460
PG&E Corp.	77,424	1,530,673
Total		4,820,133
Total Utilities		4,820,133
Total Common Stocks (Cost $155,874,503)		220,105,546

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(c),(d)	3,586,414	3,586,056
Total Money Market Funds (Cost $3,585,407)		3,586,056
Total Investments in Securities (Cost: $159,459,910)		223,691,602
Other Assets & Liabilities, Net		(71,383)
Net Assets		223,620,219
At September 30, 2024, securities and/or cash totaling $419,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	12/2024	USD	3,779,263	98,280	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	2,694,779	18,458,118	(17,567,228)	387	3,586,056	438	119,630	3,586,414
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Core Equity Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7003_12_C01_(11/24)